Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of Finance income and costs

		Successor	Successor	Successor	Successor	Predecessor
		Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	Note	€m	€m	€m	€m	€m
Interest income		0.2	5.9	4.4	—	2.0
Gain on derivatives		7.0	—	4.3	—	—
Net foreign exchange gains on translation of financial assets and liabilities		—	18.3	—	0.1	—
Finance income		7.2	24.2	8.7	0.1	2.0
Accrued interest		—	—	—	—	(60.2)
Cash pay interest expense		(54.0)	(68.7)	(38.8)	—	(35.4)
Cross-currency interest rate swaps: cash flow hedges, transfer from equity		3.9	—	—	—	—
Other interest expense		—	(2.8)	—	—	—
Net pension interest costs		(3.6)	(4.1)	(1.9)	—	(0.7)
Amortization of borrowing costs		(2.7)	(5.0)	(2.1)	—	(0.9)
Net foreign exchange losses on translation of financial assets and liabilities		(3.9)	—	(0.5)	—	(20.5)
Interest on unwinding of discounted items		(1.2)	(1.4)	—	—	—
Loss on derivatives		—	(4.3)	—	—	—
Financing costs incurred in amendment of terms of debt(1)		(20.1)	—	(0.9)	—	—
Finance costs		(81.6)	(86.3)	(44.2)	—	(117.7)
Net finance (costs)/income		(74.4)	(62.1)	(35.5)	0.1	(115.7)
(1)     A one-off charge of €20.1 million was incurred as a consequence of the refinancing in May 2017 and repricing in December 2017. Of this, deferred transaction costs of €15.7 million relating to the previous senior debt were written off.